PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
VY
®
T. Rowe Price
Equity Income Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.8%
Communication Services : 3.7%
18,273
AT&T, Inc.
$ 402,006
0.1
54,239  Comcast Corp. - Class
A
2,265,563
0.6
204,974
News Corp. - Class A
5,458,458
1.5
9,156
News Corp. - Class B
255,910
0.1
25,873  Verizon
Communications, Inc.
1,161,956
0.3
38,483
Walt Disney Co.
3,701,680
1.1
13,245,573
3.7
Consumer Discretionary : 2.6%
12,600
Dollar General Corp.
1,065,582
0.3
900
Home Depot, Inc.
364,680
0.1
54,364
(1)
Kohl's Corp.
1,147,080
0.3
78,343  Las Vegas Sands
Corp.
3,943,787
1.1
92,373
(2)
Mattel, Inc.
1,759,706
0.5
10,100
TJX Cos., Inc.
1,187,154
0.3
9,467,989
2.6
Consumer Staples : 8.8%
24,800
Colgate-Palmolive Co.
2,574,488
0.7
92,622
Conagra Brands, Inc.
3,012,067
0.9
255,805
Kenvue, Inc.
5,916,770
1.7
41,084
Kimberly-Clark Corp.
5,845,432
1.6
5,400  Mondelez International,
Inc. - Class A
397,818
0.1
50,968  Philip Morris
International, Inc.
6,187,515
1.7
51,511  Tyson Foods, Inc.
- Class A
3,067,995
0.9
53,233
Walmart, Inc.
4,298,565
1.2
31,300,650
8.8
Energy : 8.6%
28,000
Baker Hughes Co.
1,012,200
0.3
5,600  Chesapeake Energy
Corp.
460,600
0.1
4,274
Chevron Corp.
629,432
0.2
10,900
ConocoPhillips
1,147,552
0.3
36,309
Enbridge, Inc.
1,474,509
0.4
16,075
EOG Resources, Inc.
1,976,100
0.6
56,800
EQT Corp.
2,081,152
0.6
49,315
Exxon Mobil Corp.
5,780,704
1.6
5,954
Hess Corp.
808,553
0.2
54,000
Marathon Oil Corp.
1,438,020
0.4
13,800
Schlumberger NV
578,910
0.2
68,100
Suncor Energy, Inc.
2,514,252
0.7
36,286
TC Energy Corp.
1,725,399
0.5
111,481
TotalEnergies SE
7,239,071
2.0
40,765
Williams Cos., Inc.
1,860,922
0.5
30,727,376
8.6
Financials : 21.4%
89,903  American International
Group, Inc.
6,583,597
1.8
7,984  Apollo Global
Management, Inc.
997,281
0.3
50,179
Bank of America Corp.
1,991,103
0.6
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
6,400  Bank of New York
Mellon Corp.
$ 459,904
0.1
79,718
Charles Schwab Corp.
5,166,524
1.5
25,310
Chubb Ltd.
7,299,151
2.0
74,037
Citigroup, Inc.
4,634,716
1.3
117,873  Equitable Holdings,
Inc.
4,954,202
1.4
74,416
Fifth Third Bancorp
3,187,981
0.9
22,266
(2)
Fiserv, Inc.
4,000,087
1.1
42,855  Hartford Financial
Services Group, Inc.
5,040,176
1.4
288,149  Huntington
Bancshares, Inc.
4,235,790
1.2
23,522  JPMorgan Chase &
Co.
4,959,849
1.4
45,954
Loews Corp.
3,632,664
1.0
89,862
MetLife, Inc.
7,411,818
2.1
10,841
Morgan Stanley
1,130,066
0.3
76,134
US Bancorp
3,481,608
1.0
125,615
Wells Fargo & Co.
7,095,991
2.0
76,262,508
21.4
Health Care : 16.6%
4,360
AbbVie, Inc.
861,013
0.2
39,643  AstraZeneca PLC,
ADR
3,088,586
0.9
25,452  Becton Dickinson and
Co.
6,136,477
1.7
4,900
(2)
Biogen, Inc.
949,816
0.3
39,800  Bristol-Myers Squibb
Co.
2,059,252
0.6
4,720
Cardinal Health, Inc.
521,654
0.1
7,093
(2)
Centene Corp.
533,961
0.1
11,520
Cigna Group
3,990,989
1.1
59,976
CVS Health Corp.
3,771,291
1.1
15,435
Elevance Health, Inc.
8,026,200
2.2
9,955  GE HealthCare
Technologies, Inc.
934,277
0.3
1,900
Humana, Inc.
601,806
0.2
25,603
Johnson & Johnson
4,149,222
1.2
39,314
Medtronic PLC
3,539,440
1.0
10,202
Merck & Co., Inc.
1,158,539
0.3
57,764
Pfizer, Inc.
1,671,690
0.5
25,247
Sanofi
2,906,927
0.8
1,900  Thermo Fisher
Scientific, Inc.
1,175,283
0.3
9,200  UnitedHealth Group,
Inc.
5,379,056
1.5
218,500
Viatris, Inc.
2,536,785
0.7
48,235  Zimmer Biomet
Holdings, Inc.
5,206,968
1.5
59,199,232
16.6
Industrials : 13.0%
9,100
3M Co.
1,243,970
0.4
21,084
(2)
Boeing Co.
3,205,611
0.9
45,400
CSX Corp.
1,567,662
0.4
7,000
Cummins, Inc.
2,266,530
0.6
7,669
(2)
GE Vernova, Inc.
1,955,442
0.6
38,977
General Electric Co.
7,350,283
2.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Equity Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
5,100  Honeywell
International, Inc.
$ 1,054,221
0.3
27,135  L3Harris Technologies,
Inc.
6,454,602
1.8
7,902
Norfolk Southern Corp.
1,963,647
0.6
2,200  Rockwell Automation,
Inc.
590,612
0.2
22,737
Siemens AG, Reg
4,599,884
1.3
100,862
Southwest Airlines Co.
2,988,541
0.8
53,216  Stanley Black &
Decker, Inc.
5,860,678
1.6
17,822
(2)
Stericycle, Inc.
1,087,142
0.3
2,000
Union Pacific Corp.
492,960
0.1
26,514  United Parcel Service,
Inc. - Class B
3,614,919
1.0
46,296,704
13.0
Information Technology : 8.0%
8,100  Accenture PLC - Class
A
2,863,188
0.8
2,900
(2)
Advanced Micro
Devices, Inc.
475,832
0.1
18,917
Applied Materials, Inc.
3,822,180
1.1
20,388
Cisco Systems, Inc.
1,085,049
0.3
51,800
Intel Corp.
1,215,228
0.3
12,090
Microsoft Corp.
5,202,327
1.5
40,941
Qualcomm, Inc.
6,962,017
1.9
2,700
Salesforce, Inc.
739,017
0.2
59,304  Samsung Electronics
Co. Ltd.
2,771,799
0.8
17,002
Texas Instruments, Inc.
3,512,103
1.0
28,648,740
8.0
Materials : 3.3%
72,606  CF Industries
Holdings, Inc.
6,229,595
1.7
107,963
International Paper Co.
5,273,992
1.5
3,000  West Fraser Timber
Co. Ltd.
292,080
0.1
11,795,667
3.3
Real Estate : 4.4%
69,707
Equity Residential
5,190,383
1.5
81,765
Rayonier, Inc.
2,631,198
0.7
38,900  Rexford Industrial
Realty, Inc.
1,957,059
0.5
5,500
Vornado Realty Trust
216,700
0.1
163,701
Weyerhaeuser Co.
5,542,916
1.6
15,538,256
4.4
Software and Services : 1.1%
25,300
TE Connectivity PLC
3,820,047
1.1
Utilities : 6.3%
41,212
Ameren Corp.
3,604,402
1.0
2,700
Atmos Energy Corp.
374,517
0.1
69,299
Dominion Energy, Inc.
4,004,789
1.1
28,578
NextEra Energy, Inc.
2,415,698
0.7
24,977
NiSource, Inc.
865,453
0.2
28,700
PG&E Corp.
567,399
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
32,369
Sempra Energy
$ 2,707,019
0.8
88,386
Southern Co.
7,970,650
2.2
22,509,927
6.3
Total Common Stock
(Cost $256,499,673)
348,812,669
97.8
PREFERRED STOCK : 1.1%
Consumer Discretionary : 0.9%
21,668
(3)
Dr Ing hc F Porsche
AG
1,731,580
0.5
15,086
Volkswagen AG
1,602,325
0.4
3,333,905
0.9
Utilities : 0.2%
14,210
(1)
NextEra Energy, Inc.
658,775
0.2
Total Preferred Stock
(Cost $5,121,174)
3,992,680
1.1
Total Long-Term
Investments
(Cost $261,620,847)
352,805,349
98.9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.5%
Repurchase Agreements : 0.3%
1,000,000
(4)
Bethesda Securities,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,000,137,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.500%-
7.026%, Market Value
plus accrued interest
$1,020,000, due
10/01/27-01/01/57)
1,000,000
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Equity Income Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
106,550
(4)
National Bank
Financial, Inc.,
Repurchase
Agreement dated
09/30/2024, 4.900%,
due 10/01/2024
(Repurchase
Amount $106,564,
collateralized
by various U.S.
Government
Securities, 0.375%-
5.000%, Market
Value plus accrued
interest $108,681, due
10/01/24-09/09/49)
$ 106,550
0.0
Total Repurchase
Agreements
(Cost $1,106,550)
1,106,550
0.3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.2%
602,331
(5)
T. Rowe Price
Government
Reserve Fund, 5.400%
(Cost $602,331) $ 602,331 0.2
Total Short-Term
Investments
(Cost $1,708,881)
1,708,881
0.5
Total Investments in
Securities
(Cost $263,329,728) $ 354,514,230 99.4
Assets in Excess of
Other Liabilities 2,115,980 0.6
Net Assets $ 356,630,210 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Equity Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 13,245,573 $ — $ — $ 13,245,573
Consumer Discretionary 9,467,989 — — 9,467,989
Consumer Staples 31,300,650 — — 31,300,650
Energy 23,488,305 7,239,071 — 30,727,376
Financials 76,262,508 — — 76,262,508
Health Care 56,292,305 2,906,927 — 59,199,232
Industrials 41,696,820 4,599,884 — 46,296,704
Information Technology 25,876,941 2,771,799 — 28,648,740
Materials 11,795,667 — — 11,795,667
Real Estate 15,538,256 — — 15,538,256
Software and Services 3,820,047 — — 3,820,047
Utilities 22,509,927 — — 22,509,927
Total Common Stock 331,294,988 17,517,681 — 348,812,669
Preferred Stock — 3,992,680 — 3,992,680
Short-Term Investments 602,331 1,106,550 — 1,708,881
Total Investments, at fair value $ 331,897,319 $ 22,616,911 $ — $ 354,514,230
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 98,371,591
Gross Unrealized Depreciation (7,187,089)
Net Unrealized Appreciation $ 91,184,502